Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended
		Apr. 30, 2024		Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2]	$ 1,293,039		$ 1,286,386	$ 1,298,687
Decreases (increases) in the Bank's before-tax annual earnings		55		61		$ 71
The unrealized foreign currency translation losses		353		345		$ 325
Derivative liabilities transferred into Level 3		0		0
Derivative liabilities transferred out of Level 3		0		0
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset transferred out of Level 3					108
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferred out of level two into level one		510		94	149
Liabilities transferred out of level one into level two		102		783	279
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one		3,279		851	1,937
Assets transferred out of level one into level two		994		2,356	1,184
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one		1,919		2,582	2,034
Assets transferred out of level one into level two		2,497		3,924	647
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2]	214,454
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2]	1,078,585
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2]	525,953		516,972	512,047
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		127,399	[1],[2]	124,000	125,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		66,000		$ 64,000	$ 65,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2]	$ 398,554
Percentage of residential mortgage portfolio insured		25.00%		26.00%	26.00%
Percentage of residential mortgage portfolio uninsured to average loan value		51.00%		50.00%	49.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio		80.00%

[1]	After credit risk mitigation and excludes equity securities and other assets.
[2]	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.